Fair Value, Estimates for Financial Instruments Not Carried at Fair Value (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Assets:
Mortgages held for sale	$ 48,357	$ 51,763
Loans held for sale	1,338	1,290
Loans	769,631	757,267	782,770	864,830	382,195
Nonmarketable equity investments (cost method)	8,061	8,494
Liabilities:
Deposits	920,070	847,942
Long-term debt	125,354	156,983
Carrying amount [Member]
Assets:
Mortgages held for sale	3,566	4,232
Loans held for sale	162	417
Loans	731,308	721,016
Nonmarketable equity investments (cost method)	8,061	8,494
Liabilities:
Deposits	920,070	847,942
Long-term debt	125,238	156,651
Estimated fair value [Member]
Assets:
Mortgages held for sale	3,566	4,234
Loans held for sale	176	441
Loans	723,867	710,147
Nonmarketable equity investments (cost method)	8,490	8,814
Liabilities:
Deposits	921,803	849,642
Long-term debt	$ 126,484	$ 159,996